Summary of Significant Accounting Policies - AFUDC (Detail)	6 Months Ended	12 Months Ended	14 Months Ended	25 Months Ended
	Dec. 31, 2013	Dec. 31, 2014	Jun. 30, 2013	May. 13, 2012
Regulatory Assets [Line Items]
Washington Commission AFUDC Rates	7.77%		7.80%	8.10%
Public Utilities, Property, Plant and Equipment, Non-project Electric Utility Plant, Estimated Useful Life Average		30 years